Transactions With Related Parties, Family Trading Inc (Details) - USD ($) $ in Thousands				12 Months Ended
	Sep. 08, 2021	Feb. 17, 2020	Mar. 29, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transactions with Related Parties [Abstract]
Issuance of preferred shares (in shares)				7,200,000	2,188	14,350
Series E Shares [Member]
Transactions with Related Parties [Abstract]
Issuance of preferred shares (in shares)				0
Dividends declared				$ 2,046	$ 1,883	$ 1,796
Family Trading [Member] | Series E Shares [Member]
Transactions with Related Parties [Abstract]
Issuance of preferred shares (in shares)	2,188	16,004	27,129
Dividends declared				2,046	1,883
Accrued interest on unpaid dividends				30	0
Family Trading [Member] | Series E Shares [Member] | Due to Related Parties [Member]
Transactions with Related Parties [Abstract]
Dividends payable				$ 0	$ 968